OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of prepayments and other assets [Abstract]
Income taxes receivable and prepaid	$ 6,202	$ 4,279
Sales and other taxes receivable and credits	4,873	2,717
Prepaid expenses	8,424	6,697
Supplier rebates receivable	2,006	1,858
Reserve for inventory returns	1,227	0
Other	1,663	637
Other current assets	$ 24,395	$ 16,188